Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 5,947	$ 5,383	$ 5,065
Adjustments to reconcile net income to net cash
Depreciation and amortization	194	200	151
Deferred income taxes, net	(96)	(128)	(30)
Accrued severance pay	83	118	111
Unrealized loss (gain) from marketable securities	1	(51)	(93)
Realized gain on sale of marketable securities, net	(3)	(25)	(24)
Realized gain on sale of property and equipment	(3)
Employees share-based compensation	171	213	200
Decrease in accounts receivable:
Trade	243	1,073	805
Other	117	323	187
Decrease (increase) in prepaid expenses	149	(45)	(15)
Increase (decrease) in accounts payable and accruals:
Trade	(363)	(901)	138
Other	399	58	48
Change in operation lease liability	(52)	78	(15)
Increase in deferred revenues	111	203	153
Net cash provided by operating activities	6,898	6,499	6,681
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of marketable securities, net	1,370	545	2,529
Acquisition of subsidiaries			(2,310)
Purchase of property and equipment	(82)	(68)	(52)
Proceeds from sales of property and equipment	3
Severance pay funds	(89)	(126)	(139)
Proceeds from (investment in) short-term bank deposits	(6,891)	(385)	2,017
Net cash provided by (used in) investing activities	(5,689)	(34)	2,045
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividend paid	(5,197)	(4,775)	(5,061)
Net cash used in financing activities	(5,197)	(4,775)	(5,061)
TRANSLATION ADJUSTMENTS ON CASH AND CASH EQUIVILENTS	(90)	91	11
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(4,078)	1,781	3,676
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	8,260	6,479	2,803
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	4,182	8,260	6,479
FLOW AND NON-CASH ACTIVITIES:
Taxes paid	903	454	12
Net lease liabilities arising from obtaining right-of-use asset		$ 599
Shares issued in respect of acquisition of a subsidiary from treasury shares			$ 757